INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 11: INCOME TAX EXPENSE

A. Tax rates applicable to the income of the Company:

Viewbix Inc. is taxed according to U.S. tax laws.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

Viewbix Israel is taxed according to Israeli tax laws. The Israeli corporate tax rate is 23% in the years 2021, 2020 and onwards.

Gix Media and Cortex are recognized as a “Preferred-Technology Enterprise” in accordance with Section 51 of the Encouragement of Capital Investments Law, 1959 and are taxed at a reduced corporate tax rate of 12%.

B. Tax assessments:

As of December 31, 2021, Gix Media has a final tax assessment for tax years prior to and including the tax year ended December 31, 2014.

Cortex has a final tax assessment for tax years prior to and including the tax year ended December 31, 2018.

Viewbix Israel has a final tax assessment for tax years prior to and including the tax year ended December 31, 2015.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11: INCOME TAX EXPENSE (Cont.)

C. Deferred taxes are comprised of the following components:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2021	2020

Deferred tax assets
Deferred research and development expenses	$38	$26
Employee compensation and benefits	$19	$50
Operating loss carryforward	$7,264	$7,110
Operating lease right of use asset	$68	-
Accrued severance pay	$13	$42

Total deferred tax assets	$7,402	$7,228

Deferred tax liabilities:
Differences between tax basis and carrying values of loans	$39	$-
Operating lease right of use liability	$70	-
Intangible assets associated with business combinations	$956	$420
Total deferred tax liabilities	$1,065	420

Net deferred tax assets before valuation allowance	$6,337	$6,808
Valuation allowance	(7,230)	(7,076)
Net deferred tax liabilities	$893	$268

As of December 31, 2021 and 2020, the Company has recorded a valuation allowance of $7,230 and $7,076 respectively, in respect of the deferred tax assets resulting primary from tax loss carryforward of Viewbix Inc., as management currently believes these deferred tax assets will not be realized in the foreseeable future.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11: INCOME TAX EXPENSE (Cont.)

Income tax expenses are comprised as follows:

	Year ended 31,
	2021	2020

Current tax expenses	$302	$452
Tax benefit in respect of prior years	$(73)	$(126)
Deferred tax income	$(139)	$(145)
Taxes on income	$90	$181

D. Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statements of operations is as follows:

	Year ended 31,
	2021	2020

Income before income taxes as reported in the combined consolidated statements of operations	$681	$2,510
Statutory tax rate the US	21%	21%
Theoretical tax expense	$143	$527
Increase (decrease) in tax expenses resulting from:
Lower tax rates for preferred technology enterprises	(262)	(412)
Non-deductible expenses	10	15
Tax benefits in respect of prior years	(73)	(126)
Change in valuation allowance	154	73
Others	118	104
Taxes on income	$90	$181

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11: INCOME TAX EXPENSE (Cont.)

E. Available carryforward tax losses:

As of December 31, 2021 Viewbix Israel incurred operating losses of approximately $14,440 which may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2021 the Company generated net operating losses in the U.S. of approximately $18,615. Net operating losses in the U.S. are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

F. Income before taxes includes the following components:

	Year ended 31,
	2021	2020

USA	$(164)	$(65)
Israel	845	2,575
	$681	$2,510